CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 120,614	$ 96,938
Trade accounts receivable, net of allowances of $6,194 and $7,221	118,145	114,916
Inventories, net	206,919	171,806
Deferred tax assets	48,616	39,100
Prepaid expenses and other current assets	26,858	30,291
Total current assets	521,152	453,051
Property, plant and equipment, net	200,310	177,898
Intangible assets, net	197,163	212,267
Goodwill	249,764	294,067
Deferred tax assets	15,412	15,957
Other assets	8,338	10,359
Total assets	1,192,139	1,163,599
Current Liabilities:
Accounts payable, trade	50,752	36,742
Deferred revenue	4,197	3,505
Accrued compensation	28,079	34,914
Accrued expenses and other current liabilities	36,354	31,768
Total current liabilities	119,382	106,929
Long-term borrowings under senior credit facility	186,875	321,875
Long-term convertible securities	205,182	197,672
Deferred tax liabilities	2,083	5,393
Other liabilities	12,527	13,955
Total liabilities	526,049	645,824
Commitments and contingencies
Stockholders’ Equity:
Preferred Stock; no par value; 15,000 authorized shares; none outstanding	0	0
Common stock; $0.01 par value; 60,000 authorized shares; 41,042 and 36,852 issued at December 31, 2013 and 2012, respectively	410	369
Additional Paid in Capital, Common Stock	750,918	587,301
Treasury stock, at cost; 8,903 shares at December 31, 2013 and 2012, respectively	(367,121)	(367,121)
Accumulated other comprehensive income (loss)	927	(4,797)
Retained earnings	280,956	302,023
Total stockholders’ equity	666,090	517,775
Total liabilities and stockholders’ equity	$ 1,192,139	$ 1,163,599